ORDINARY SHARES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Ordinary Shares
ORDINARY SHARES

13. ORDINARY SHARES

As of December 31, 2022, MKD Taiwan had issued an aggregate of 27,278,652 ordinary shares, with par value of NT$10 each share.

In connection with the recapitalization, the Company has issued 17,011,476 ordinary shares to MKD Taiwan’s former shareholders in exchange for their MKD Taiwan shares on one-to-one basis at a price of US$0.33 per share and a total consideration of US$5.6 million, which equals to the amount of capital injection to MKD BVI from these former shareholders.

In execution of the business combination agreement with Cetus Capital, the Company acquired 42% equity interests of MKD Jiaxing from Ming-Chao Huang at US$1,627,729 in July 2023. Subsequently, Ming-Chao Huang injected the same amount of US$1,627,729 to MKD BVI in August 2023 and acquired 4,932,512 ordinary shares of the Company.

In August 2023, the Company issued totaled 2,500,001 ordinary shares to certain new investors at a price ranging from US$0.33 to US$0.35 per share, for a total consideration of US$882,000.

As of June 30, 2024, the authorized number of ordinary shares was 50,000,000 shares without par value, and the Company’s total issued and outstanding ordinary shares were 24,443,989.

14. ORDINARY SHARES

As of December 31, 2022, MKD Taiwan had issued an aggregate of 27,278,652 ordinary shares, with par value of NT$10 each share.

In connection with the recapitalization, the Company has issued 17,011,476 ordinary shares to MKD Taiwan’s former shareholders in exchange for their MKD Taiwan shares on one-to-one basis at a price of US$0.33 per share and a total consideration of US$5.6 million, which equals to the amount of capital injection to MKD BVI from these former shareholders.

In execution of the business combination agreement with Cetus Capital, the Company acquired 42% equity interests of MKD Jiaxing from Ming-Chao Huang at US$1,627,729 in July 2023. Subsequently, Ming-Chao Huang injected the same amount of US$1,627,729 to MKD BVI in August 2023 and acquired 4,932,512 ordinary shares of the Company.

In August 2023, the Company issued totaled 2,500,001 ordinary shares to certain new investors at a price ranging from US$0.33 to US$0.35 per share, for a total consideration of US$882,000.

As of December 31, 2023, the authorized number of ordinary shares was 50,000,000 shares without par value, and the Company’s total issued and outstanding ordinary shares were 24,443,989.